Disclosure of detailed information about accumulated amortization, depletion and impairment losses of property and equipment (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 1	$ (26,774)
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 2	(1,375)
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 3	(160)
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 4	(28,309)
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 5	(1,248)
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 6	(380)
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 7	(5)
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 8	(1,633)
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 9	(1,070)
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 10	0
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 11	0
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 12	(1,070)
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 13	0
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 14	41
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 15	1
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 16	42
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 17	(29,092)
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 18	(1,714)
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 19	(164)
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 20	(30,970)
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 21	(561)
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 22	(223)
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 23	(3)
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 24	(787)
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 25	(870)
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 26	0
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 27	0
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 28	(870)
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 29	0
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 30	0
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 31	25
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 32	25
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 33	0
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 34	131
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 35	0
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 36	131
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 37	(30,523)
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 38	(1,806)
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 39	(142)
Property And Equipment Disclosure Of Detailed Information About Accumulated Amortization, Depletion And Impairment Losses Of Property And Equipment 40	$ (32,471)